Equity	12 Months Ended
Dec. 31, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
Equity

28.	Equity
Share capital
At December 31, 2024, the authorized share capital of Stellantis was ninety million Euro (€90,000,000), divided into
4.5 billion (4,500,000,000) Stellantis common shares, nominal value of one Euro cent (€0.01) per share and 4.5 billion
(4,499,750,000) class A special voting shares, nominal value of one Euro cent (€0.01) per share each and two hundred and fifty thousand (250,000) class B special voting shares with a nominal value of one Euro cent (€0.01) each.
At December 31, 2024, the fully paid-up share capital of Stellantis amounted to €37 million (€31 million at
December 31, 2023) and consisted of 2,896,073,567 common shares (3,165,189,336 at December 31, 2023), of which
15,581,288 held in treasury (142,090,297 at December 31, 2023), 866,522,224 issued special voting shares A (refer to
Corporate Governance - Articles of Association and Information on Stellantis Shares included elsewhere in this report for additional information), of which 111,508 held in treasury (110,508 at December 31, 2023) and nil issued special voting shares B, held in treasury (208,622 at December 31, 2023). During the year ended December 31, 2024, 278,891,748 common shares and 208,622 Class B special voting shares held in treasury were cancelled following April 16, 2024 AGM resolution.
All shares have a nominal value of €0.01 each.
At December 31, 2024, there were 2,880,492,279 outstanding common shares (3,023,099,039 December 31, 2023).
During the year ended December 31, 2024, 164,161,741 common shares were purchased under the Share buyback program and 11,779,002 were delivered in execution of the Share base compensation plans.
The following table summarizes the changes in the number of outstanding common shares and special voting shares of Stellantis during the year ended December 31, 2024:

	Common Shares	Special Voting Shares A	Total
Balance at January 1, 2024	3,023,099,039	69,282	3,023,168,321
Issuance of special voting shares	—	866,342,434	866,342,434
Purchase of treasury shares	(164,161,741)	(1,000)	(164,162,741)
Treasury shares assigned to long-term incentive plans participants	11,779,002	—	11,779,002
Shares issued for long-term incentive plans and employee-share purchase plan	9,775,979	—	9,775,979
Balance at December 31, 2024	2,880,492,279	866,410,716	3,746,902,995
Pursuant to the Articles of Association, the Board of Directors is irrevocably authorized to issue shares (common and special voting shares) and to grant rights to subscribe for shares in the capital of the Company. This authorization is up to a maximum aggregate amount of shares as set out in the Articles of Association, as amended from time to time, and limits or excludes the right of pre-emption with respect to common shares.
Exercise of GM Warrants
As part of the acquisition of Opel/Vauxhall by Groupe PSA, on July 31, 2017, PSA issued warrants to Adam Opel
GmbH (a GM company), hereafter referred to as “GM”. The equity warrants entitled the holder to subscribe for 39,727,324 shares in Peugeot S.A. with a par value of €1 per warrant, and each warrant being eligible for one share in PSA Automobiles
S.A. (“PSA”). The warrants were exercisable between the 5th and the 9th year following issuance, meaning that the exercise window opened on July 31, 2022. On the merger date, each of the warrants issued by PSA to GM was converted into one equity warrant, each of which entitled the holder to subscribe for 1.74 Stellantis shares (same conversion ratio as for all other
PSA shares), with an exercise price equal to €1 per original warrant (€39,727,324).
On September 15, 2022, upon the exercise of the warrants above by GM we issued 69,125,544 common shares, representing approximately 2.2 percent of Stellantis’ share capital (on a diluted basis) and with a cash proceed of €40 million.
Following the agreement entered into with GM, we immediately repurchased all the shares issued with a cash disbursement of €923 million corresponding to €13.36 per share (such amount was based on the volume weighted average price of one
Stellantis common share on the regulated market of Euronext in Milan over the previous five trading days). The issuance and subsequent share buy-back have been accounted for as separate transactions within equity.
All the repurchased shares were cancelled following the resolution adopted by the shareholders at the AGM on April
13, 2023.
Share buyback program
At the AGM on April 13, 2023, the Board of Directors was authorized to acquire common shares in the capital of the Company, either through purchase on a stock exchange, through a public tender offer, an offer for exchange or otherwise, up to a maximum number of shares equal to 10 percent of the Company’s issued common shares. The authorization was for a period of 18 months from the date of the 2023 AGM. The authorization was renewed in the same terms at the AGM on April
16, 2024 for a period of 18 months from the date of the 2024 AGM and therefore up to and including October 15, 2025.
In February 2024, the Company announced a Share Buyback Program (the “Program”), covering up to €3.0 billion
(total purchase price excluding ancillary costs) to be executed in the open market with the intent to cancel the common shares acquired through the Program apart from a portion of up to €0.5 billion, which may be used to service share-based compensation and employee stock purchase plans. The purchase price per common share will be no higher than an amount equal to 110 percent of the market price of the shares on the NYSE, Euronext Milan or Euronext Paris. The market price is calculated as the average of the highest price on each of the five days of trading prior to the date on which the acquisition is made, as shown in the official price list of the NYSE, Euronext Milan or Euronext Paris. The share buybacks are subject to market conditions and in compliance with applicable rules and regulations, including the Market Abuse Regulation 596/2014 and the Commission Delegated Regulation (EU) 2016/1052.
In February 2024, the Company entered into an agreement with an independent investment firm that makes its trading decisions concerning the timing of purchases independently of the Company. This agreement related to the first tranche of the Program for a maximum amount of up to €1.0 billion which started in February 2024 and completed in April
2024. Total common shares purchased under this tranche were 41,094,781 at an average price of €24.33 per share for total cash paid of €1.0 billion.
In May 2024, the Company entered into the second tranche of €1.0 billion purchases and completed in June 2024.
Total common shares purchased under this tranche were 51,025,628 at an average price of €19.60 per share for total cash paid of €1.0 billion.
In August 2024, the Company entered into the third tranche of €1.0 billion purchases and completed in October
2024. Total common shares purchased under this tranche were 72,041,332 at an average price of €13.88 per share for total cash paid of €1.0 billion.
For the year ended December 31, 2024, the Company purchased a total of 164,161,741 at an average price of €18.27 per share for total cash paid of €3.0 billion.
Dongfeng share repurchase
As part of an agreed share repurchase framework between Stellantis and Dongfeng, during November 2023, the
Company agreed to repurchase 50 million common shares for a total consideration of €934 million which represents approximately 1.6 percent of Stellantis’ share capital from Dongfeng. Per the pre-agreed terms of the share repurchase framework, pricing was set at the five-day average closing price of Stellantis shares on the Euronext Milan for the period ending immediately prior to the date on which Dongfeng submitted an offer. The purchase of Stellantis common shares by
Stellantis from Dongfeng was carried out under the authority granted by Stellantis’ general meeting of April 2023. The
Company intends to cancel these shares.
Dongfeng retained 49.2 million common shares, representing approximately 1.6 percent of Stellantis’ share capital post-cancellation.
Employee-share purchase plan
During November 2024 and November 2023, the Company offered eligible employees the opportunity to become shareholders through a specific employee-share purchase plan. Under the plan eligible employees could subscribe to
Stellantis shares, at a subscription price of corresponding to the average of the Company’s closing share price on the 20 trading days preceding the date of the decision setting the terms of the plan, less a 20 percent discount. Additionally, the
Company provided a matching contribution of 100 percent of the personal amount invested, up to €1,000. The shares are locked up for a specified period. Employees bear the risk of fluctuations in the share price relative to the subscription price.
In the November 2024 plan, a total of 9.7 million shares were subscribed. There was an increase in equity of
€123 million and the total cost of the plan was €58 million.
In the November 2023 plan, a total of 4.4 million shares were subscribed. There was an increase in equity of
€82 million and the total cost of the plan was €36 million.
The details for each plan were as follows:

Dates right subscribed	From November 5 to November 18, 2024	From November 13 to November 30, 2023
Employee subscription price	€9.74	€14.52
Lock-up period	3 to 5 years	3 to 5 years
Equity Incentive Plans
On April 15, 2021, the AGM resolved to authorize, under certain conditions, the Board of Directors to issue common shares, to grant rights to subscribe for shares under the LTIP and its sub-plans, up to maximum of 100 million common shares, and to exclude pre-emptive rights of shareholders in that regard, both for a period of five years.
Furthermore, the AGM authorized the Board of Directors, for a period of 18 months from the date of the AGM, to repurchase up to a maximum of 10 percent of the Company’s common shares issued as of the date of the AGM. Pursuant to the authorization, which does not entail any obligation for the Company but is designed to provide additional flexibility, the
Board of Directors may repurchase common shares in compliance with applicable regulations, subject to certain maximum and minimum price thresholds.
Other reserves:
Other reserves comprised the following:
•legal reserves of €24,051 million at December 31, 2024 (€18,639 million at December 31, 2023) determined in accordance with Dutch law and primarily relating to development expenditures capitalized by subsidiaries and their earnings, subject to certain restrictions on distributions to Stellantis shareholders;
•capital reserves of €15,133 million at December 31, 2024 (€17,980 million at December 31, 2023);
•retained earnings, after the separation of the legal reserve, of positive €34,424 million (positive €24,322 million at December 31, 2023); and
•profit attributable to owners of the parent of €5,473 million for the year ended December 31, 2024 (€18,596 million for the year ended December 31, 2023).
Other comprehensive income
The following table summarizes the tax effect relating to Other comprehensive income:

	Years ended December 31,
	2024			2023			2022
	Pre-tax balance	Tax income/ (expense)	Net balance	Pre-tax balance	Tax income/ (expense)	Net balance	Pre-tax balance	Tax income/ (expense)	Net balance
	(€ million)
Fair value remeasurement of cash flow hedges	678	(156)	522	(910)	245	(665)	(482)	89	(393)
Gains and losses from remeasurement of financial assets	€8	€—	€8	€57	€—	€57	€3	€—	€3
Actuarial gains and losses on defined benefit pension obligations	€(144)	€55	€(89)	€(228)	€41	€(187)	€1,753	€(379)	€1,374
Exchange differences on translating foreign operations	1,008	—	1,008	(1,927)	—	(1,927)	2,013	—	2,013
Share of Other comprehensive income/(loss) for equity method investees	54	—	54	(219)	—	(219)	(12)	—	(12)
Total Other comprehensive income/(loss)	€1,604	€(101)	€1,503	€(3,227)	€286	€(2,941)	€3,275	€(290)	€2,985
Gains and losses arising from the remeasurement of defined benefit plans primarily include actuarial gains and losses arising during the period, the return on plan assets (net of interest income recognized in the Consolidated Income
Statement) and any changes in the effect of the asset ceiling. These gains and losses are offset against the related defined benefit plan's net liabilities or assets (Note 20, Employee benefits liabilities).
Policies and processes for managing capital
The objectives identified by the Company for managing capital were to create value for shareholders as a whole, safeguard business continuity and support the growth of the Company. As a result, the Company endeavored to maintain an adequate level of capital that, at the same time, enables it to obtain a satisfactory economic return for its shareholders and guarantee economic access to external sources of funds, including by means of achieving an adequate credit rating.
The Company constantly monitors its net financial position in comparison with net equity and the generation of cash from its industrial activities. In order to reach these objectives, the Company continues to aim for improvement in the profitability of its operations. Furthermore, the Board of Directors may make proposals to Stellantis shareholders at a general meeting to reduce or increase share capital or, where permitted by law, to distribute reserves. The Company may also make purchases of treasury shares, without exceeding the limits authorized at a general meeting of Stellantis shareholders, under the same logic of creating value, compatible with the objectives of achieving financial equilibrium and an improvement in the
Company's rating.
Dividends proposed, declared and paid
On April 16, 2024, the AGM approved an ordinary dividend distribution of €1.55 per common share corresponding to a total distribution of €4.7 billion, that was paid on May 3, 2024.
On February 26, 2025, the Company announced an ordinary dividend of €2.0 billion corresponding to €0.68 per share to be paid, subject to shareholder approval. The dividend represents a payout ratio of approximately 30 percent of the
2024 Net profit as adjusted primarily for the base purchase price related to the Comau disposal (refer to Note 3, Scope of consolidation for additional information). The expected dates are as follows: (i) ex-date April 22, 2025 for Euronext Milan and Euronext Paris and April 23, 2025 for NYSE; (ii) record date: April 23, 2025 for NYSE, Euronext Milan and Euronext
Paris; (iii) payment date: May 5, 2025 for NYSE, Euronext Milan and Euronext Paris.
Dividend policy
Common shares
The Company’s dividend policy contemplates an annual ordinary dividend to the holders of common shares targeting a payout ratio of 25 percent to 30 percent of the Company’s Net profit for the relevant prior financial year.
The actual level of dividend to be distributed by the Company will be determined by the Board of Directors in its sole discretion and will be subject to earnings, cash balances, commitments, strategic plans and any other factors that the
Board of Directors may deem relevant at the time of a dividend distribution, including adjustments for income or costs that are significant in nature but expected to occur infrequently.
Special voting shares
Stellantis adopted a loyalty voting structure on January 17, 2021 whereby certain registered shares that were held for an uninterrupted period of three years in the name of the same shareholder qualify to receive one class A special voting for each common shares registered. During the year ended December 31, 2024, issuance of these special voting shares has taken place. Refer to "Corporate Governance - Loyalty Voting Structure" included elsewhere in this report for additional information.
The holders of special voting shares are not entitled to any distributions. However, pursuant to article 29.4 of the
Company's articles of association, from any amount of profits not reserved by the Board of Directors, first an amount shall be allocated and added to a separate special voting shares dividend reserve for the benefit of the holders of special voting shares
(the "Special Voting Shares Dividend Reserve"). The Company has no intention to propose any distribution from the Special
Voting Shares Dividend Reserve.